STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION
NOTE 14 - STOCK-BASED COMPENSATION

AU10TIX Technologies B.V, has a Stock Option Plan which reserved 1,000,000 class A ordinary shares (“Ordinary Share”) in the capital of AU10TIX Technologies B.V for its future issuances. The Plan grants rights to subscribe ordinary shares to employees, directors, consultants and service providers of AU10TIX Technologies B.V. and / or any related entity (as defined in the plan) at an exercise price as determined by the subsidiary’s board of directors with expiration terms of not more than ten years after the date such option is granted. Options granted under the plan generally vest over a period of four years.

The following is a summary of the AU10TIX Technologies B.V. stock options issued and outstanding:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term
Options outstanding as of December 31, 2022	368,875	$0.23	5 years
Options granted	584,500	0.96
Options exercised	-	-
Forfeited	(94,750)	0.79
Options outstanding as of December 31, 2023	858,625	$0.67	6 years
Options granted	118,100	2.78
Options exercised	(241,000)	0.01
Forfeited	(68,375)	3.92
Options outstanding, end of the year	667,350	$0.94	7 years

Options exercisable as of December 31, 2024 and 2023 were 191,900 options and 389,500, respectively.

As of December 31, 2024 and 2023 the non-vested options are 475,450 and 469,125, respectively.

During the years ended December 31, 2024, 2023 and 2022, there was $859, $714 and $513 of compensation expenses.

As of December 31, 2024 and 2023, the Company has $1,816 and $2,502, respectively of unrecognized compensation cost related to stock options.